DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
DETAILS OF CASH FLOWS
Straight-line rent amortization	$ (8,889)		$ (8,842)
Tenant incentive amortization	5,105		5,321
Unit-based compensation expense	12,442		8,116
Fair value gains on investment properties, net	1,298,865		273,437
Depreciation and amortization	1,320		1,151
Fair value losses on financial instruments, net	1,214	$ 1.2	3,402	$ 3.4
Loss on sale of investment properties	761		901
Amortization of issuance costs and modification losses relating to debentures and term loans	1,489		1,024
Amortization of deferred financing costs	1,033		312
Deferred income taxes	228,948		62,501
Early redemption premium (note 7(a))	3,963		0
Other	(171)		(30)
Items not involving current cash flows	$ (1,051,650)		$ (199,581)